Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 392,973	$ 506,219	$ 633,593
Accounts receivable, net	446,477	545,662	1,123,493
Inventory, net	30,340	29,562	9,018
Prepaid expenses and other current assets	314,845	329,128	449,840
Total current assets	1,184,635	1,410,571	2,215,944
Operating lease right of use assets	670,621	874,159	0
Property and equipment, net	1,090,235	852,145	1,036,313
Goodwill	8,853,261	8,853,261	8,853,261
Intangible assets, net	5,663,068	5,953,255	6,340,171
Deferred tax assets, net - noncurrent	266,053	238,581	249,833
Other assets	73,167	79,065	114,601
Total assets	17,801,040	18,261,037	18,810,123
Current Liabilities
Accounts payable	1,350,911	808,520	682,285
Accrued liabilities	1,736,185	1,651,482	1,433,037
Advanced payments and deferred revenues	742,258	627,082	1,120,228
Convertible notes, net current	1,908,168	4,828,656	676,223
Derivative liabilities	68,753	77,584	0
Senior secured promissory notes, net - current		0	3,828,818
Related party payables	213,233	462,137	1,181,645
Income taxes payable		0	41,097
Lease liabilities	294,058	263,252	0
Total current liabilities	6,313,566	8,718,713	8,963,333
Convertible debentures, net of loan discounts	1,274,743	505,000	2,410,614
Lease liabilities - noncurrent	404,853	633,098	0
Contingent purchase consideration		0	429,000
Other noncurrent liabilities	189,758	227,229	224,797
Total liabilities	8,436,832	10,084,040	12,027,744
Commitments and contingencies
Stockholders' Equity
Preferred stock	5,310	925	0
Common stock	186,445	167,383	138,554
Additional paid-in capital	63,715,899	58,154,730	52,254,286
Accumulated deficit	(54,569,443)	(50,048,481)	(45,457,207)
Accumulated other comprehensive loss	25,997	(97,560)	(153,254)
Total stockholders' equity	9,364,208	8,176,997	6,782,379
Total liabilities and equity	$ 17,801,040	$ 18,261,037	$ 18,810,123